United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 03/31/2010

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       5/10/10
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 109
Form 13F Information Table Value Total: 160,960
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                                   VALUE    SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
            NAME OF ISSUER             TITLE OF CLASS     CUSIP   (X$1000)  PRN AMT  PRNCALLDSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------             -------------    --------   ------- -------    -- --- ------  -------  ----      -----  ---

Accenture Plc                         Common Stock     G1151C101       599     14,275SH     SOLE                 14,275
Bunge Limited                         Common Stock     G16962105       653     10,600SH     SOLE                 10,600
UTI Worldwide Inc                     Common Stock     G87210103       153     10,000SH     SOLE                 10,000
Noble Drilling Corp                   Common Stock     H5833N103       481     11,500SH     SOLE                 11,500
Teekay LNG Partners                   PRTNRSP UNITS    Y8564M105       523     17,506SH     SOLE                 17,506
AFLAC Inc                             Common Stock     001055102       242      4,462SH     SOLE                  4,462
AT&T Inc                              Common Stock     00206R102       329     12,746SH     SOLE                 12,746
Abbott Laboratories                   Common Stock     002824100       594     11,275SH     SOLE                 11,275
America Movil Sa L Adr                SPON ADR L SHS   02364W105       657     13,050SH     SOLE                 13,050
American Tower Corp Cl A              Common Stock     029912201       575     13,500SH     SOLE                 13,500
Apache Corp                           Common Stock     037411105       837      8,243SH     SOLE                  8,243
Apple Computer Inc                    Common Stock     037833100       859      3,655SH     SOLE                  3,655
Berkshire Hathaway Cl A               CL A             084670108     96831        795SH     SOLE                    795
Berkshire Hathaway Cl B               CL B             084670207      1547     19,033SH     SOLE                 19,033
Best Buy Co Inc                       Common Stock     086516101       265      6,237SH     SOLE                  6,237
Blackstone Group Lp                   Com Unit Ltd     09253U108       158     11,250SH     SOLE                 11,250
CH Robinson Worldwide Inc             Common Stock     12541W209       693     12,400SH     SOLE                 12,400
CNOOC Ltd                             Sponsored ADR      126132109     475      2,876SH     SOLE                  2,876
CVS Corp                              Common Stock       126650100     575     15,725SH     SOLE                 15,725
Carnival Corp                         Common Stock       143658300     260      6,679SH     SOLE                  6,679
Celgene Corp                          Common Stock       151020104     973     15,700SH     SOLE                 15,700
ChevronTexaco Corp.                   Common Stock       166764100     505      6,658SH     SOLE                  6,658
Cisco Systems Inc                     Common Stock     17275R102       956     36,730SH     SOLE                 36,730
Clorox Co                             Common Stock       189054109     391      6,100SH     SOLE                  6,100
Coach Inc                             Common Stock       189754104     282      7,125SH     SOLE                  7,125
ConocoPhillips                        Common Stock     20825C104       365      7,125SH     SOLE                  7,125
Corning Inc                           Common Stock       219350105     697     34,474SH     SOLE                 34,474
Costco Wholesale Corporation          Common Stock     22160K105       518      8,675SH     SOLE                  8,675
Danaher Corp                          Common Stock       235851102     927     11,600SH     SOLE                 11,600
Devon Energy Corp                     Common Stock     25179M103       318      4,932SH     SOLE                  4,932
Dominion Resources Inc                Common Stock     25746U109       354      8,600SH     SOLE                  8,600
Duke Energy Corp.                     Common Stock     26441C105       181     11,096SH     SOLE                 11,096
EMC Corp                              Common Stock       268648102     531     29,431SH     SOLE                 29,431
Ensco International PLC               Common Stock     29358Q109       448     10,000SH     SOLE                 10,000
Enterprise Products Partners          Unit Ltd Partn     293792107    1261     36,475SH     SOLE                 36,475
Exxon Mobil Corporation               Common Stock     30231G102      1406     20,987SH     SOLE                 20,987
FedEx Corp                            Common Stock     31428X106       555      5,937SH     SOLE                  5,937
Fluor Corp                            Common Stock       343412102     472     10,150SH     SOLE                 10,150
General Electric Co                   Common Stock       369604103     624     34,275SH     SOLE                 34,275
Gilead Sciences Inc                   Common Stock       375558103     916     20,150SH     SOLE                 20,150
Goldman Sachs Group Inc               Common Stock     38141G104       846      4,960SH     SOLE                  4,960
Google Inc                            Common Stock     38259P508       204        360SH     SOLE                    360
HSBC PLC Spon ADR                     SPON ADR NEW       404280406     463      9,139SH     SOLE                  9,139
Hewlett-Packard Co                    Common Stock       428236103     697     13,123SH     SOLE                 13,123
Icici Bank Ltd Adr                    ADR              45104G104       338      7,907SH     SOLE                  7,907
Infosys Technologies Ltd              Sponsored ADR      456788108     549      9,339SH     SOLE                  9,339
Intel Corp                            Common Stock       458140100     525     23,550SH     SOLE                 23,550
International Business Machines Corp  Common Stock       459200101     612      4,775SH     SOLE                  4,775
iShares TIPS Bond Fund                Barclys TIPS BD    464287176     618      5,945SH     SOLE                  5,945
iShares MSCI Emerging Markets Index FuMSCI Emerg Mkt     464287234     704     16,710SH     SOLE                 16,710
iShares MSCI EAFE Index Fund          MSCI EAFE IDX      464287465     458      8,175SH     SOLE                  8,175
iShares S&P Smallcap 600              S&P Smlcap 600     464287804     996     16,755SH     SOLE                 16,755
Itau UniBanco Multiplo ADR            SPONS ADR          465562106    1091     49,619SH     SOLE                 49,619
J.P. Morgan Chase & Co                Common Stock     46625H100       971     21,691SH     SOLE                 21,691
Johnson & Johnson                     Common Stock       478160104     908     13,925SH     SOLE                 13,925
Kinder Morgan Energy Partners LP      UT LTD Partner     494550106     435      6,650SH     SOLE                  6,650
L-3 Communications Holdings Inc       Common Stock       502424104    1010     11,025SH     SOLE                 11,025
Lowes Companies Inc                   Common Stock       548661107     490     20,225SH     SOLE                 20,225
Metlife Inc                           Common Stock     59156R108       424      9,776SH     SOLE                  9,776
Mettler Toledo Intl Inc               Common Stock       592688105     541      4,952SH     SOLE                  4,952
Microsoft Corp.                       Common Stock       594918104     649     22,153SH     SOLE                 22,153
Monsanto Co                           Common Stock     61166w101       639      8,950SH     SOLE                  8,950
Newfield Exploration Co               Common Stock       651290108     324      6,225SH     SOLE                  6,225
Nike Inc                              Common Stock       654106103     904     12,300SH     SOLE                 12,300
Nobel Learning Communities Inc        Common Stock       654889104     172     21,907SH     SOLE                 21,907
Noble Energy Inc                      Common Stock       655044105     513      7,025SH     SOLE                  7,025
Norfolk Southern Corp                 Common Stock       655844108     279      5,000SH     SOLE                  5,000
Oneok Partners LP                     Unit Ltd Partn   68268N103       663     10,813SH     SOLE                 10,813
Oracle Corp                           Common Stock     68389X105       316     12,300SH     SOLE                 12,300
Pepsico Inc.                          Common Stock       713448108     493      7,450SH     SOLE                  7,450
Petroleo Brasileiro Adr               Sponsored ADR    71654V408       684     15,380SH     SOLE                 15,380
Petroleum Development Corp            Common Stock       716578109     209      9,000SH     SOLE                  9,000
Plains All American Pipeline LP       Unit Ltd Partn     726503105     285      5,000SH     SOLE                  5,000
Plains Exploration & Production Co    Common Stock       726505100     301     10,050SH     SOLE                 10,050
Potash Corp of Saskatchewan Inc       Common Stock     73755L107       263      2,204SH     SOLE                  2,204
Powershs Water Resources Ptf          Water Resource   73935X575       228     13,075SH     SOLE                 13,075
PowerShs DB Agriculture Fund          DB Agricult FD   73936B408       358     14,775SH     SOLE                 14,775
PowerShares MENA                      MENA Frntr ETF   73936Q603       395     28,827SH     SOLE                 28,827
Praxair Inc                           Common Stock     74005P104      1455     17,525SH     SOLE                 17,525
Precision Castparts Corp              Common Stock       740189105     706      5,575SH     SOLE                  5,575
Procter & Gamble Co.                  Common Stock       742718109    1040     16,442SH     SOLE                 16,442
Prudential Financial Inc              Common Stock       744320102     408      6,750SH     SOLE                  6,750
Qualcomm Inc                          Common Stock       747525103    1106     26,350SH     SOLE                 26,350
S&P DEP Receipts                      Unit SER 1       78462F103      1377     11,766SH     SOLE                 11,766
SPDR Gold Trust                       Gold SHS         78463V107       360      3,300SH     SOLE                  3,300
SPDR DB Int'l Govt Inflation-ProtectedDB INT GVT ETF   78464A490       499      9,000SH     SOLE                  9,000
Schlumberger Ltd                      Common Stock       806857108    1363     21,475SH     SOLE                 21,475
Consumer Staples Sector SPDR Fund     SBI Cons STPLS   81369Y308       216      7,750SH     SOLE                  7,750
Starbucks Corp                        Common Stock       855244109     212      8,725SH     SOLE                  8,725
Symantec Corp                         Common Stock       871503108     237     14,000SH     SOLE                 14,000
Taiwan Semiconductor MFG Co LTD SPON ASponsored ADR      874039100     270     25,731SH     SOLE                 25,731
Take Two Interactive Software Inc     Common Stock       874054109     148     15,000SH     SOLE                 15,000
Target Corporation                    Common Stock     87612E106       733     13,938SH     SOLE                 13,938
Tata Motors LTD                       Sponsored ADR      876568502     395     21,373SH     SOLE                 21,373
Teva Pharmaceutical Ind               ADR                881624209    1861     29,502SH     SOLE                 29,502
Textron Incorporated                  Common Stock       883203101     259     12,200SH     SOLE                 12,200
Thermo Fisher Scientific              Common Stock       883556102     827     16,075SH     SOLE                 16,075
Thoratec Corp                         Common Stock       885175307    1445     43,200SH     SOLE                 43,200
3M Company                            Common Stock     88579Y101       414      4,950SH     SOLE                  4,950
Union Pacific Corp                    Common Stock       907818108     592      8,075SH     SOLE                  8,075
Urban Outfitters Inc                  Common Stock       917047102     219      5,750SH     SOLE                  5,750
Vale S.A.                             ADR              91912E105       638     19,835SH     SOLE                 19,835
Varian Medical Systems Inc            Common Stock     92220P105       780     14,100SH     SOLE                 14,100
Verizon Communications                Common Stock     92343V104       244      7,852SH     SOLE                  7,852
Visa Inc.                             Common Stock     92826C839       748      8,219SH     SOLE                  8,219
Vodafone Group PLC                    Spons ADR New    92857W209       547     23,473SH     SOLE                 23,473
Wells Fargo & Co.                     Common Stock       949746101     440     14,125SH     SOLE                 14,125
Windstream Corp                       Common Stock     97381W104       258     23,650SH     SOLE                 23,650
Yum! Brands Inc                       Common Stock       988498101     622     16,235SH     SOLE                 16,235